UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2003

                   Date of reporting period: November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

        [LOGO] ALLIANCEBERNSTEIN(SM)
               Investments Research and Management

        AllianceBernstein Global Value Fund

--------------------------------------------------------------------------------

Global Value                                    Annual Report--November 30, 2003

--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 29, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Value Fund (the "Fund") for the annual reporting period ended November 30, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures or forward contracts.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods ended November 30, 2003.

INVESTMENT RESULTS*
Periods Ended November 30, 2003

                                                           ---------------------
                                                                  Returns
                                                           ---------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
AllianceBernstein Global Value Fund
   Class A                                                   13.00%       23.64%
--------------------------------------------------------------------------------
   Class B                                                   12.69%       22.82%
--------------------------------------------------------------------------------
   Class C                                                   12.68%       22.79%
--------------------------------------------------------------------------------
MSCI World Index                                             14.90%       19.76%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of November 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above.

      Past performance is no guarantee of future results.

      The unmanaged MSCI World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.

      Additional investment results appear on page 5.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 1

The Fund significantly outperformed its benchmark, the MSCI World Index, for the 12-month period ended November 30, 2003, and trailed the Index modestly for the six-month period ended November 30, 2003. Outperformance over the year was a function of stock selection and currency positions. Key holdings in the technology and the consumer staples sectors gained meaningfully. In terms of currency, the Fund was overweight the euro and the Canadian dollar, which both rose strongly versus the U.S. dollar, and underweight the Japanese yen. All else being equal, rising foreign currencies means higher international returns for U.S. investors.

The Fund's modest underperformance during the last six months was mostly a function of stock selection. Some technology stocks lagged the rest of the sector in spite of their strong fundamentals. This was because of concerns about the impact of currency moves on future profits. A few of the Fund's holdings among industrial commodities stocks also lagged their peers, holding back relative return. The Fund's currency positions, however, continued to be a positive contributor over the last six months, as overweighting the euro and the Canadian dollar has continued to pay off.

Market Review and Investment Strategy

The reporting period began badly with investors concerned about deflation, poor corporate earnings prospects, geopolitical risk, corporate governance and accounting problems. During the period from December 1, 2002 to March 12, 2003-the day the market hit bottom-the MSCI World Index lost 14.3% of its value. Losses in the technology, telecommunication and finance sectors led the market down. Since then, concerns about geopolitical risk have receded as the conflict in Iraq unfolded without extreme military or oil price outcomes. Investors have begun to realize that the interest rate cuts that began in 2002, combined with massive fiscal stimulus in the United States and a recovery of domestic demand growth in Asia, are fueling a broad-based economic recovery and a sharp corporate earnings rebound. Since reaching its low point in mid-March, the MSCI World Index has gained 39.1% through November 30, 2003. The markets were led up by cyclical sectors such as technology, construction and housing, finance and industrial commodities.

The Fund fell less than its benchmark during the downturn and fully participated in the subsequent rally. During the downturn, avoiding technology stocks helped the Fund lose less than the Index, and selection among financial stocks and consumer cyclical stocks contributed positively to relative performance. In the rally, the Fund benefited particularly from underweighting the medical sector, as it lagged the rest of the market, and from some key holdings in the capital equipment, construction and housing and consumer staples sectors.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

PERFORMANCE UPDATE

                                                              Performance Update
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN GLOBAL VALUE FUND CLASS A
GROWTH OF A $10,000 INVESTMENT
3/29/01* TO 11/30/03

AllianceBernstein Global Value Fund Class A: $10,150

MSCI World Index: $9,627

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                          AllianceBernstein
                          Global Value Fund
                               Class A                MSCI World Index
-------------------------------------------------------------------------------
3/29/01*                         9579                      10000
11/30/01                         9234                       9448
11/30/02                         8209                       8039
11/30/03                        10150                       9627

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Global Value Fund Class A shares (from 3/29/01* to 11/30/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization-weighted index that measures stock performance in 23 developed countries. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.

*     Fund and benchmark data are from the Fund's inception date of 3/29/01.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
November 30, 2003

INCEPTION DATES                     PORTFOLIO STATISTICS
Class A Shares                      Net Assets ($mil): $125.6
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01

SECTOR BREAKDOWN

  32.8% Financials
   9.3% Capital Equipment
   7.8% Consumer Cyclicals
   7.0% Utilities
   6.9% Industrial Commodities
   6.7% Technology
   6.4% Energy                          [PIE CHART OMITTED]
   5.4% Consumer Staples
   5.0% Consumer Growth
   3.7% Medical
   3.5% Telecommunications
   2.0% Construction & Housing
   2.0% Other

   1.5% Short-Term

All data as of November 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time. "Other" sector weightings represent less than 2% weightings in Services and Transportation.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge          With Sales Charge
                        1 Year         23.64%                       18.39%
               Since Inception*         2.19%                        0.56%

Class B Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge          With Sales Charge
                        1 Year         22.82%                       18.82%
               Since Inception*         1.49%                        0.75%

Class C Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge          With Sales Charge
                        1 Year         22.79%                       21.79%
               Since Inception*         1.52%                        1.52%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

                                   Class A          Class B            Class C
--------------------------------------------------------------------------------
                        1 Year      29.08%           29.89%             32.85%
               Since Inception*      2.69%            2.90%              3.61%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 3/29/01 for all share classes.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
November 30, 2003

                                                                    Percent of
Company                                             U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
Pfizer, Inc.                                         $ 3,163,765          2.5%
--------------------------------------------------------------------------------
Vodafone Group Plc                                     3,138,228          2.5
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    2,793,672          2.2
--------------------------------------------------------------------------------
Bank of America Corp.                                  2,681,536          2.2
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                                 2,629,411          2.1
--------------------------------------------------------------------------------
Altria Group, Inc.                                     2,613,000          2.1
--------------------------------------------------------------------------------
ConocoPhillips                                         2,534,860          2.0
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                2,510,388          2.0
--------------------------------------------------------------------------------
GlaxoSmithKline Plc                                    2,359,335          1.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                        2,300,256          1.8
--------------------------------------------------------------------------------
                                                     $26,724,451         21.3%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2003

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.3%

United States Investments-44.7%

Financial-16.7%
Banks-NYC-1.8%
Citigroup, Inc. ...............................          48,900     $  2,300,256
                                                                    ------------

Life Insurance-2.0%
Jefferson-Pilot Corp. .........................          10,000          485,300
John Hancock Financial Services, Inc. .........           3,000          110,250
MetLife, Inc. .................................          57,800        1,889,482
                                                                    ------------
                                                                       2,485,032
                                                                    ------------
Major Regional Banks-4.1%
Bank of America Corp. .........................          35,550        2,681,536
FleetBoston Financial Corp. ...................          22,250          903,350
National City Corp. ...........................          22,750          763,263
Wachovia Corp. ................................          17,500          800,625
                                                                    ------------
                                                                       5,148,774
                                                                    ------------
Property / Casualty Insurance-3.4%
Allstate Corp. ................................          15,000          605,700
Chubb Corp. ...................................          20,400        1,335,180
Travelers Property Casualty Corp. Cl.A ........         106,900        1,667,640
XL Capital, Ltd. Cl.A .........................           8,000          601,600
                                                                    ------------
                                                                       4,210,120
                                                                    ------------
Savings & Loan-4.5%
Federal Home Loan Mortgage Corp. ..............          27,400        1,491,108
Federal National Mortgage Association .........          21,000        1,470,000
Golden West Financial Corp. ...................           1,375          138,737
Washington Mutual, Inc. .......................          54,800        2,510,388
                                                                    ------------
                                                                       5,610,233
                                                                    ------------
Miscellaneous-0.9%
Lehman Brothers Holdings, Inc. ................          10,500          758,205
Morgan Stanley ................................           7,500          414,600
                                                                    ------------
                                                                       1,172,805
                                                                    ------------
                                                                      20,927,220
                                                                    ------------
Utilities-5.9%
Electric Companies-3.4%
Ameren Corp. ..................................          19,800          873,774
American Electric Power Co., Inc. .............          28,550          790,550
Entergy Corp. .................................          25,800        1,363,788
PPL Corp. .....................................          18,200          744,016
Sempra Energy .................................          18,000          509,760
                                                                    ------------
                                                                       4,281,888
                                                                    ------------


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Telephone-2.5%
BellSouth Corp. ...............................          37,900     $    986,537
Qwest Communications International, Inc.(a) ...         236,100          864,126
SBC Communications, Inc. ......................          23,500          547,080
Sprint Corp. ..................................          46,000          689,540
                                                                    ------------
                                                                       3,087,283
                                                                    ------------
                                                                       7,369,171
                                                                    ------------
Consumer Growth-4.9%
Drugs-3.4%
Bristol-Myers Squibb Co. ......................          18,000          474,300
Merck & Co., Inc. .............................          17,100          694,260
Pfizer, Inc. ..................................          94,300        3,163,765
                                                                    ------------
                                                                       4,332,325
                                                                    ------------
Radio-TV Broadcasting-1.5%
Comcast Corp. Cl.A Special(a) .................          61,000        1,839,150
                                                                    ------------
                                                                       6,171,475
                                                                    ------------
Consumer Staples-3.4%
Retail Stores-Food-1.3%
Safeway, Inc.(a) ..............................          55,200        1,145,400
SUPERVALU, Inc. ...............................          20,000          516,400
                                                                    ------------
                                                                       1,661,800
                                                                    ------------
Tobacco-2.1%
Altria Group, Inc. ............................          50,250        2,613,000
                                                                    ------------
                                                                       4,274,800
                                                                    ------------
Technology-3.2%
Communication-Equipment
   Manufacturers-0.5%
Tellabs, Inc.(a) ..............................          79,100          632,800
                                                                    ------------

Computers-2.2%
Hewlett-Packard Co. ...........................         128,800        2,793,672
                                                                    ------------

Miscellaneous Industrial Technology-0.5%
Arrow Electronics, Inc.(a) ....................          15,000          350,700
Avnet, Inc.(a) ................................          11,125          237,296
Solectron Corp.(a) ............................           3,830           22,406
                                                                    ------------
                                                                         610,402
                                                                    ------------
                                                                       4,036,874
                                                                    ------------
Energy-2.5%
Oils-Integrated Domestic-2.5%
ConocoPhillips ................................          44,675        2,534,860
Valero Energy Corp. ...........................          13,000          560,300
                                                                    ------------
                                                                       3,095,160
                                                                    ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Capital Equipment-2.3%
Electrical Equipment-1.5%
Cooper Industries, Ltd. Cl.A ..................          19,600     $  1,051,540
General Electric Co. ..........................          30,000          860,100
                                                                    ------------
                                                                       1,911,640
                                                                    ------------
Miscellaneous Capital Goods-0.8%
Textron, Inc. .................................          19,500          971,880
                                                                    ------------
                                                                       2,883,520
                                                                    ------------
Consumer Cyclicals-2.2%
Autos & Auto Parts-0.4%
Lear Corp.(a) .................................           9,700          573,658
                                                                    ------------

Household-Appliances/Durables-0.9%
Whirlpool Corp. ...............................          16,850        1,151,192
                                                                    ------------

Retailers-0.9%
May Department Stores Co. .....................          14,900          441,785
Office Depot, Inc.(a) .........................          42,000          665,700
                                                                    ------------
                                                                       1,107,485
                                                                    ------------
                                                                       2,832,335
                                                                    ------------
Services-1.9%
Railroads-1.9%
Burlington Northern Santa Fe Corp. ............          16,600          494,182
CSX Corp. .....................................          10,000          338,900
Norfolk Southern Corp. ........................          71,500        1,530,815
                                                                    ------------
                                                                       2,363,897
                                                                    ------------
Industrial Commodities-1.7%
Chemicals-0.2%
Eastman Chemical Co. ..........................           9,300          331,731
                                                                    ------------

Paper-1.5%
International Paper Co. .......................          21,700          807,457
MeadWestvaco Corp. ............................          25,649          654,562
Temple-Inland, Inc. ...........................           7,000          395,710
                                                                    ------------
                                                                       1,857,729
                                                                    ------------
                                                                       2,189,460
                                                                    ------------
Total United States Investments
   (cost $55,812,902) .........................                       56,143,912
                                                                    ------------

Foreign Investments-52.6%
Australia-1.7%
Australia and New Zealand Banking
   Group, Ltd. ................................          71,300          868,449
BHP Billiton, Ltd. ............................         121,300          989,950
National Australia Bank, Ltd. .................           9,677          202,660
                                                                    ------------
                                                                       2,061,059
                                                                    ------------
Austria-0.6%
OMV AG ........................................           5,200          737,477
                                                                    ------------


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Belgium-1.6%
Agfa Gevaert NV ...............................          26,000     $    645,705
Delhaize Le Lion, SA ..........................          14,100          682,580
KBC Bankverzekeringsholding ...................          15,000          656,863
                                                                    ------------
                                                                       1,985,148
                                                                    ------------
Bermuda-0.9%
PartnerRe, Ltd. ...............................          20,000        1,114,400
                                                                    ------------

Canada-5.1%
Bank of Montreal ..............................              80            3,295
Bank of Nova Scotia ...........................          44,112        2,179,332
BCE, Inc. .....................................           8,436          187,741
Magna International, Inc. Cl.A ................          20,043        1,529,587
Petro-Canada ..................................          30,400        1,305,284
Royal Bank of Canada ..........................          24,600        1,170,029
                                                                    ------------
                                                                       6,375,268
                                                                    ------------
Denmark-0.4%
Danske Bank A/S ...............................          25,000          530,037
                                                                    ------------

Finland-0.9%
Fortum Oyj ....................................         112,000        1,122,006
                                                                    ------------

France-7.3%
Arcelor .......................................         123,100        1,998,235
Assurances Generales de France(a) .............          26,625        1,357,592
Aventis, SA ...................................          31,200        1,802,360
BNP Paribas, SA ...............................          15,600          879,657
France Telecom, SA(a) .........................          49,775        1,283,928
PSA Peugeot Citroen ...........................          13,140          618,608
Societe Generale ..............................          11,950          957,712
Total Fina Elf, SA ............................           1,800          291,107
                                                                    ------------
                                                                       9,189,199
                                                                    ------------
Germany-7.0%
AMB Generali Holding AG .......................          11,375          790,853
Continental AG ................................          47,700        1,663,620
Hannover Rueckversicherungs-AG ................          41,100        1,326,431
Heidelberger Zement AG ........................          33,586        1,376,067
Merck KGaA ....................................          10,400          408,261
Siemens AG ....................................          13,800        1,007,632
Volkswagen AG .................................          45,100        2,242,807
                                                                    ------------
                                                                       8,815,671
                                                                    ------------
Ireland-0.5%
Depfa Bank Plc ................................           5,500          631,488
                                                                    ------------

Italy-2.1%
ENI SpA(a) ....................................          98,950        1,688,131
Parmalat Finanziaria SpA ......................         332,200          912,695
                                                                    ------------
                                                                       2,600,826
                                                                    ------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Japan-8.6%
Canon, Inc. ...................................          42,000     $  1,940,556
Honda Motor Co., Ltd. .........................          36,600        1,497,220
Nippon Meat Packers, Inc. .....................          76,000          734,219
Nissan Motor Co., Ltd. ........................         230,000        2,629,411
Promise Co., Ltd. .............................          23,600        1,004,210
Sumitomo Mitsui Financial Group, Inc. .........             325        1,587,682
UFJ Holdings, Inc.(a) .........................             325        1,388,851
                                                                    ------------
                                                                      10,782,149
                                                                    ------------
Netherlands-2.2%
ABN AMRO Holding NV ...........................          25,111          553,130
DSM NV ........................................          35,440        1,634,861
Royal Dutch Petroleum Co. .....................           7,150          321,511
Wolters Kluwer NV .............................          16,945          257,172
                                                                    ------------
                                                                       2,766,674
                                                                    ------------
Singapore-1.0%
Flextronics International, Ltd.(a) ............          80,400        1,288,812
Singapore Airlines, Ltd. ......................           2,000           14,040
                                                                    ------------
                                                                       1,302,852
                                                                    ------------
Spain-0.8%
Altadis, SA ...................................          12,000          320,621
Arcelor .......................................             933           15,123
Grupo Dragados, SA(a) .........................          34,524          719,468
                                                                    ------------
                                                                       1,055,212
                                                                    ------------
Sweden-1.6%
Electrolux AB .................................          13,200          278,097
Svenska Cellulosa AB ..........................          46,100        1,780,595
                                                                    ------------
                                                                       2,058,692
                                                                    ------------
United Kingdom-10.3%
Aviva Plc .....................................         216,400        1,725,476
British American Tobacco Plc ..................          35,200          442,220
George Wimpey Plc .............................          60,000          352,352
GlaxoSmithKline Plc ...........................         104,500        2,359,335
InterContinental Hotels Group Plc .............         100,000          925,224
Royal & Sun Alliance Insurance Group Plc ......         351,600          513,167
Royal Bank of Scotland Group Plc ..............          13,250          370,344
Safeway Plc ...................................         269,059        1,299,724
Shell Transport & Trading Co. Plc .............          87,400          553,898
Vodafone Group Plc ............................       1,365,000        3,138,228
Whitbread Plc .................................         101,500        1,261,168
                                                                    ------------
                                                                      12,941,136
                                                                    ------------
Total Foreign Investments
   (cost $55,129,718) .........................                       66,069,294
                                                                    ------------

Total Common Stocks
   (cost $110,942,620) ........................                      122,213,206
                                                                    ------------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 11

Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
State Street Euro Dollar
   0.50%, 12/01/03
   (cost $1,871,000) ..........................     $     1,871     $  1,871,000
                                                                    ------------

Total Investments-98.8%
   (cost $112,813,620) ........................                      124,084,206
Other assets less liabilities-1.2% ............                        1,482,530
                                                                    ------------
Net Assets-100% ...............................                     $125,566,736
                                                                    ============

FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                               Value at
                      Number of   Expiration     Original     November 30,     Unrealized
       Type           Contracts      Month         Value          2003        Appreciation
--------------------------------------------------------------------------------------------
British Pound FTSE
     100 Index           18      December 2003  $1,323,643     $1,347,202       $   23,559
EURO STOXX 50             6      December 2003     176,867        189,968           13,101
U.S. Dollar S&P
     500 Index            5      December 2003   1,264,125      1,322,250           58,125
                                                                                ----------
                                                                                $   94,785
                                                                                ==========

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
November 30, 2003

Assets
Investments in securities, at value (cost $112,813,620) ...    $ 124,084,206
Cash ......................................................           80,351
Foreign cash, at value (cost $1,666,968) ..................        1,716,991(a)
Dividends and interest receivable .........................          326,089
Receivable for shares of beneficial interest sold .........          197,210
                                                               -------------
Total assets ..............................................      126,404,847
                                                               -------------
Liabilities
Payable for shares of beneficial interest redeemed ........          661,673
Advisory fee payable ......................................           69,666
Distribution fee payable ..................................           11,017
Payable for variation margin on futures contracts .........            3,675
Accrued expenses ..........................................           92,080
                                                               -------------
Total liabilities .........................................          838,111
                                                               -------------
Net Assets ................................................    $ 125,566,736
                                                               =============
Composition of Net Assets
Paid-in capital ...........................................    $ 116,815,180
Undistributed net investment income .......................        1,466,431
Accumulated net realized loss on investment
   and foreign currency transactions ......................       (4,137,636)
Net unrealized appreciation of investments
   and foreign currency denominated assets
   and liabilities ........................................       11,422,761
                                                               -------------
                                                               $ 125,566,736
                                                               =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($16,297,895 / 1,549,059 shares of beneficial interest
   issued and outstanding) ................................           $10.52
Sales charge--4.25% of public offering price ..............              .47
                                                                      ------
Maximum offering price ....................................           $10.99
                                                                      ======
Class B Shares
Net asset value and offering price per share
   ($5,584,916 / 537,727 shares of beneficial interest
   issued and outstanding) ................................           $10.39
                                                                      ======
Class C Shares
Net asset value and offering price per share
   ($3,316,488 / 319,032 shares of beneficial interest
   issued and outstanding) ................................           $10.40
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($100,367,437 / 9,506,405 shares of beneficial interest
   issued and outstanding) ................................           $10.56
                                                                      ======

(a) An amount of U.S. $163,593 has been segregated as collateral for the financial futures contracts outstanding at November 30, 2003.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 13

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended November 30, 2003

Investment Income

Dividends (net of foreign taxes
   withheld of $183,909) ........................    $ 2,694,018
Interest ........................................         13,483     $ 2,707,501
                                                     -----------
Expenses
Advisory fee ....................................      1,037,925
Distribution fee--Class A .......................         34,171
Distribution fee--Class B .......................         44,042
Distribution fee--Class C .......................         26,205
Custodian .......................................        187,112
Administrative ..................................        136,000
Transfer agency .................................        115,115
Audit and legal .................................         51,503
Registration fees ...............................         44,403
Printing ........................................         42,032
Trustees' fees and expenses .....................         20,100
Miscellaneous ...................................         16,136
                                                     -----------
Total expenses ..................................      1,754,744
Less: expenses waived and reimbursed
   by the Adviser (see Note B) ..................       (404,678)
Less: expense offset arrangement
   (see Note B) .................................            (28)
                                                     -----------
Net expenses ....................................                      1,350,038
                                                                     -----------
Net investment income ...........................                      1,357,463
                                                                     -----------
Realized and Unrealized Gain
on Investment and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions ......................                        650,969
   Futures contracts ............................                        189,359
   Foreign currency transactions ................                        254,536
Net change in unrealized
   appreciation/depreciation of:
   Investments ..................................                     21,207,337
   Futures contracts ............................                         81,704
   Foreign currency denominated assets
     and liabilities ............................                         59,468
                                                                     -----------
Net gain on investment and foreign
   currency transactions ........................                     22,443,373
                                                                     -----------
Net Increase in Net Assets
   from Operations ..............................                    $23,800,836
                                                                     ===========

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended        Year Ended
                                                November 30,      November 30,
                                                    2003              2002
                                                =============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ......................    $   1,357,463     $     715,078
Net realized gain (loss) on investment
   and foreign currency transactions .......        1,094,864        (5,059,475)
Net change in unrealized
   appreciation/depreciation
   of investments and foreign currency
   denominated assets and liabilities ......       21,348,509        (9,547,851)
                                                -------------     -------------
Net increase (decrease) in net assets
   from operations .........................       23,800,836       (13,892,248)
Dividends to Shareholders from
Net investment income
   Class A .................................          (61,263)               -0-
   Class B .................................           (4,684)               -0-
   Class C .................................           (2,324)               -0-
   Advisor Class ...........................         (704,232)               -0-
Transactions in Shares of
Beneficial Interest
Net increase ...............................       13,117,912        92,684,520
                                                -------------     -------------
Total increase .............................       36,146,245        78,792,272
Net Assets
Beginning of period ........................       89,420,491        10,628,219
                                                -------------     -------------
End of period (including undistributed
   net investment income of $1,466,431
   and $626,935, respectively) .............    $ 125,566,736     $  89,420,491
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Global Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of divi-


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

dends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Subsequent Events" below.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the year ended November 30, 2003, such reimbursement amounted to $268,678. Since inception of the Fund, such reimbursement for organization and offering expenses in the amount of $155,835 are subject to repayment in subsequent periods, but no later than March 27, 2004. No such reimbursement to the Adviser took place during the year ended November 30, 2003.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended November 30, 2003, the Adviser agreed to waive its fees. Such waiver amounted to $136,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $56,358 for the year ended November 30, 2003.

For the year ended November 30, 2003, the Fund's expenses were reduced by $28 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $751 from the sale of Class A shares and received $81, $7,947 and $1,933 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2003.

Brokerage commissions paid on investment transactions for the year ended November 30, 2003 amounted to $110,703, of which $29,393 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $312,418 and $217,338 for Class B and Class C shares,


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2003, were as follows:

                                                    Purchases          Sales
                                                   ===========      ===========

Investment securities (excluding
   U.S. government securities) .............       $42,986,497      $28,937,604
U.S. government securities .................         2,630,800               -0-

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Cost .................................................            $ 112,822,408
                                                                  -------------

Gross unrealized appreciation ........................            $  16,726,132
Gross unrealized depreciation ........................               (5,464,334)
                                                                  -------------
Net unrealized appreciation ..........................            $  11,261,798
                                                                  =============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                      ---------------------------   ---------------------------
                                 Shares                        Amount
                      ---------------------------   ---------------------------
                        Year Ended     Year Ended     Year Ended     Year Ended
                      November 30,   November 30,   November 30,   November 30,
                              2003           2002           2003           2002
-------------------------------------------------------------------------------
Class A
Shares sold                773,531        648,097   $  7,203,363   $  5,844,497
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                 7,196             -0-        59,582             -0-
-------------------------------------------------------------------------------
Shares converted
   from Class B             13,426          1,202        120,480         10,293
-------------------------------------------------------------------------------
Shares redeemed           (283,037)      (225,850)    (2,519,576)    (1,913,401)
-------------------------------------------------------------------------------
Net increase               511,116        423,449   $  4,863,849   $  3,941,389
===============================================================================


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 21

Notes to Financial Statements
--------------------------------------------------------------------------------

                      ---------------------------   ---------------------------
                                 Shares                        Amount
                      ---------------------------   ---------------------------
                        Year Ended     Year Ended     Year Ended     Year Ended
                      November 30,   November 30,   November 30,   November 30,
                              2003           2002           2003           2002
-------------------------------------------------------------------------------
Class B
Shares sold                258,562        368,677   $  2,333,888   $  3,356,371
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                   373             -0-         3,069             -0-
-------------------------------------------------------------------------------
Shares converted
   to Class A              (13,547)        (1,213)      (120,480)       (10,293)
-------------------------------------------------------------------------------
Shares redeemed           (141,381)      (133,552)    (1,249,385)    (1,186,564)
-------------------------------------------------------------------------------
Net increase               104,007        233,912   $    967,092   $  2,159,514
===============================================================================

Class C
Shares sold                153,964        235,297   $  1,361,275   $  2,183,888
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                   174             -0-         1,435             -0-
-------------------------------------------------------------------------------
Shares redeemed            (86,247)       (87,994)      (761,136)      (774,454)
-------------------------------------------------------------------------------
Net increase                67,891        147,303   $    601,574   $  1,409,434
===============================================================================

Advisor Class
Shares sold              2,383,914      9,669,674   $ 21,157,570   $ 95,415,073
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                84,408             -0-       699,743             -0-
-------------------------------------------------------------------------------
Shares redeemed         (1,653,966)    (1,163,188)   (15,171,916)   (10,240,890)
-------------------------------------------------------------------------------
Net increase               814,356      8,506,486   $  6,685,397   $ 85,174,183
===============================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscel-


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

laneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2003.

NOTE H

Distribution to Shareholders

The tax character of distributions paid during the fiscal year ended November 30, 2003 was as follows:

                                                                    2003
                                                                ===========
Distributions paid from:
   Ordinary income ....................................         $   772,503
                                                                -----------
Total taxable distributions ...........................             772,503
                                                                -----------
Total distributions paid ..............................         $   772,503
                                                                -----------

As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ..........................        $  1,466,431
Accumulated capital and other losses ...................          (4,070,723)(a)
Unrealized appreciation/(depreciation) .................          11,355,848(b)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $  8,751,556
                                                                ------------

(a) On November 30, 2003, the Fund had a net capital loss carryforward of $4,070,723 which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $900,463.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to the tax treatment of foreign currency gains and losses, resulted in a net increase in undistributed net investment income and an increase in accumulated net realized loss on investment and foreign currency transactions. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 23

Notes to Financial Statements
--------------------------------------------------------------------------------

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE J

Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

      (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

      (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

      (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 25

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       ---------------------------------
                                                                    Class A
                                                       ---------------------------------
                                                           Year Ended          March 29,
                                                           November 30,       2001(a) to
                                                       --------------------     November
                                                          2003         2002     30, 2001
                                                       ---------------------------------
Net asset value, beginning of period ..............    $  8.57      $  9.64      $ 10.00
                                                       ---------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) ................        .10          .05         (.02)
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions ...       1.91        (1.12)        (.34)
                                                       ---------------------------------
Net increase (decrease) in net asset value
   from operations ................................       2.01        (1.07)        (.36)
                                                       ---------------------------------
Less: Dividends
Dividends from net investment income ..............       (.06)          -0-          -0-
                                                       ---------------------------------
Net asset value, end of period ....................    $ 10.52      $  8.57      $  9.64
                                                       =================================
Total Return
Total investment return based on net asset value(d)      23.64%      (11.10)%      (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........    $16,298      $ 8,892      $ 5,923
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements ........       1.50%        1.76%        2.44%(e)
   Expenses, before waivers/reimbursements ........       1.89%        2.59%        8.10%(e)
   Net investment income (loss)(c) ................       1.05%         .56%        (.27)%(e)
Portfolio turnover rate ...........................         29%          28%          14%

See footnote summary on page 29.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       ---------------------------------
                                                                     Class B
                                                       ---------------------------------
                                                            Year Ended         March 29,
                                                           November 30,       2001(a) to
                                                       --------------------     November
                                                          2003         2002     30, 2001
                                                       ---------------------------------
Net asset value, beginning of period ..............    $  8.47      $  9.59      $ 10.00
                                                       ---------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) ................        .03         (.01)        (.06)
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions ...       1.90        (1.11)        (.35)
                                                       ---------------------------------
Net increase (decrease) in net asset value
   from operations ................................       1.93        (1.12)        (.41)
                                                       ---------------------------------
Less: Dividends
Dividends from net investment income ..............       (.01)          -0-          -0-
                                                       ---------------------------------
Net asset value, end of period ....................    $ 10.39      $  8.47      $  9.59
                                                       =================================
Total Return
Total investment return based on net asset value(d)      22.82%      (11.68)%      (4.10)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........    $ 5,585      $ 3,673      $ 1,916
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements ........       2.20%        2.45%        3.14%(e)
   Expenses, before waivers/reimbursements ........       2.64%        3.29%       11.12%(e)
   Net investment income (loss)(c) ................        .38%        (.09)%       (.91)%(e)
Portfolio turnover rate ...........................         29%          28%          14%

See footnote summary on page 29.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 27

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       ---------------------------------
                                                                    Class C
                                                       ---------------------------------
                                                            Year Ended         March 29,
                                                           November 30,       2001(a) to
                                                       --------------------     November
                                                          2003         2002     30, 2001
                                                       ---------------------------------
Net asset value, beginning of period ..............    $  8.48      $  9.61      $ 10.00
                                                       ---------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) ................        .04           -0-        (.06)
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions ...       1.89        (1.13)        (.33)
                                                       ---------------------------------
Net increase (decrease) in net asset value
   from operations ................................       1.93        (1.13)        (.39)
                                                       ---------------------------------
Less: Dividends
Dividends from net investment income ..............       (.01)          -0-          -0-
                                                       ---------------------------------
Net asset value, end of period ....................    $ 10.40      $  8.48      $  9.61
                                                       =================================
Total Return
Total investment return based on net asset value(d)      22.79%      (11.76)%      (3.90)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........    $ 3,317      $ 2,129      $   997
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements ........       2.20%        2.40%        3.15%(e)
   Expenses, before waivers/reimbursements ........       2.60%        3.16%       12.33%(e)
   Net investment income (loss)(c) ................        .39%          -0-        (.89)%(e)
Portfolio turnover rate ...........................         29%          28%          14%

See footnote summary on page 29.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       ------------------------------------
                                                                   Advisor Class
                                                       ------------------------------------
                                                             Year Ended           March 29,
                                                            November 30,         2001(a) to
                                                       ----------------------      November
                                                           2003          2002      30, 2001
                                                       ------------------------------------
Net asset value, beginning of period ..............    $   8.60      $   9.65      $  10.00
                                                       ------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) ................         .13           .12          (.01)
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions ...        1.91         (1.17)         (.34)
                                                       ------------------------------------
Net increase (decrease) in net asset value
   from operations ................................        2.04         (1.05)         (.35)
                                                       ------------------------------------
Less: Dividends
Dividends from net investment income ..............        (.08)           -0-           -0-
                                                       ------------------------------------
Net asset value, end of period ....................    $  10.56      $   8.60      $   9.65
                                                       ====================================
Total Return
Total investment return based on net asset value(d)       23.98%       (10.88)%       (3.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........    $100,367      $ 74,727      $  1,791
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements ........        1.20%         1.23%         2.10%(e)
   Expenses, before waivers/reimbursements ........        1.59%         1.85%         9.39%(e)
   Net investment income (loss)(c) ................        1.42%         1.31%         (.13)%(e)
Portfolio turnover rate ...........................          29%           28%           14%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 29

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein Global Value Fund (one of the funds constituting the AllianceBernstein Trust) (the "Fund") as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Global Value Fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP

New York, New York
January 9, 2004

TAX INFORMATION (unaudited)

The Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes that may be passed through to shareholders for the fiscal year ended November 30, 2003 is $180,667. The foreign source of income for information reporting purposes is $1,609,492.

For corporate shareholders, 84% of the total ordinary income distribution paid during the current fiscal year ended November 30, 2003 qualifies for the corporate dividends received deduction.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2004.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                               Board of Trustees
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kevin F. Simms(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02118

(1)   Member of the Audit Committee.

(2) Mr. Simms is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 31

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                         PORTFOLIOS
                                                                           IN FUND          OTHER
 NAME, AGE OF TRUSTEE,                        PRINCIPAL                    COMPLEX       TRUSTEESHIP
        ADDRESS                             OCCUPATION(S)                OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS               TRUSTEE         TRUSTEE
-----------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

William H. Foulk, Jr.,#, 71   Investment adviser and an inde-                116              None
2 Sound View Drive            pendent consultant. He was
Suite 100                     formerly Senior Manager of Barrett
Greenwich, CT 06830           Associates, Inc., a registered invest-
(3)                           ment adviser, with which he had
Chairman of the Board         been associated since prior 1999.
                              He was formerly Deputy Comptroller and
                              Chief Investment Officer of the State
                              of New York and, prior thereto, Chief
                              Investment Officer of the New York
                              Bank for Savings.

Ruth Block,#, 73              Formerly Executive Vice President               96              None
500 SE Mizner Blvd.,          and Chief Insurance Officer of The
Boca Raton, FL 33432          Equitable Life Assurance Society
(3)                           of the United States; Chairman
                              and Chief Executive Officer of Evlico;
                              Director of Avon, BP (oil and gas),
                              Ecolab Incorporated (specialty
                              chemicals), Tandem Financial Group and
                              Donaldson, Lufkin & Jenrette
                              Securities Corporation; former
                              Governor at Large National Association
                              of Securities Dealers, Inc.

David H. Dievler,#, 74        Independent consultant. Until                  100              None
P.O. Box 167                  December 1994 he was Senior
Spring Lake, NJ 07762         Vice President of Alliance Capital
(3)                           Management Corporation ("ACMC")
                              responsible for mutual fund
                              administration. Prior to joining ACMC
                              in 1984 he was Chief Financial Officer
                              of Eberstadt Asset Management since
                              1968. Prior to that he was a Senior
                              Manager at Price Waterhouse & Co.
                              Member of American Institute of
                              Certified Public Accountants since
                              1953.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                         PORTFOLIOS
                                                                           IN FUND          OTHER
 NAME, AGE OF TRUSTEE,                        PRINCIPAL                    COMPLEX       TRUSTEESHIP
        ADDRESS                             OCCUPATION(S)                OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS               TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)

John H. Dobkin,#, 61          Consultant. Formerly President of              98              None
P.O. Box 12                   Save Venice, Inc. (preservation
Annandale, NY 12504           organization) from 2001 - 2002,
(3)                           a Senior Advisor from June 1999 - June
                              2000 and President of Historic Hudson
                              Valley (historic preservation) from
                              December 1989 - May 1999. Previously,
                              Director of the National Academy of
                              Design and during 1988 - 1992, he was
                              Director and Chairman of the Audit
                              Committee of ACMC.

Clifford L. Michel,#, 64      Senior Counsel of the law firm                 97          Placer Dome,
15 St. Bernard's Road         of Cahill Gordon & Reindel since                               Inc.
Gladstone, NJ 07934           February 2001 and a partner of
(3)                           that firm for more than twenty-five
                              years prior thereto. He is President
                              and Chief Executive Officer of Wenonah
                              Development Company (investments) and
                              a Director of Placer Dome, Inc.
                              (mining).

Donald J. Robinson,#, 69      Senior Counsel to the law firm of              96              None
98 Hell's Peak Road           Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161              since prior to 1999. Formerly a
(3)                           senior partner and a member of the
                              Executive Committee of that firm. He
                              was also a member and Chairman of the
                              Municipal Securities Rulemaking Board
                              and Trustee of the Museum of the City
                              of New York.

INTERESTED DIRECTOR

Marc O. Mayer, +, 46          Executive Vice President of ACMC               68              None
1345 Avenue of the            since 2001; prior thereto, Chief
Americas                      Executive Officer of Sanford C.
New York, NY 10105            Bernstein & Co., LLC and its
(Elected November 18,         predecessor since prior to 1999.
2003)

*     There is no stated term of office for the Fund's Trustees.

#     Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested Trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 33

Management of the Fund
--------------------------------------------------------------------------------


OFFICERS OF THE TRUST

Certain information concerning the Fund's Officers is listed below.

       NAME,                 POSITION(S)                   PRINCIPAL OCCUPATION
ADDRESS* AND AGE           HELD WITH FUND                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------
Kevin F. Simms, 37       Senior Vice President      Senior Vice President of ACMC, ** and
                                                    is a Co-Chief Investment Officer of
                                                    International Value Equities in 2003,
                                                    which he has assumed in addition to
                                                    his role as Director of Research of
                                                    Global and International Value
                                                    Equities since 2000. Prior thereto, he
                                                    was Director of Research for
                                                    Emerging-Markets Equities at
                                                    Bernstein,** since prior to 1999.

Thomas J. Bardong, 58     Vice President            Senior Vice President of Alliance
                                                    Capital Management Corporation
                                                    ("ACMC")**, with which he has been
                                                    associated since prior to 1999.

Mark R. Manley, 41        Secretary                 Senior Vice President and Acting
                                                    General Counsel of ACMC,** with which
                                                    he has been associated since prior to
                                                    1999.

Mark D. Gersten, 53       Treasurer and Chief       Senior Vice President of Alliance Global
                          Financial Officer         Investor Services, Inc. ("AGIS"),**
                                                    and Vice President of
                                                    AllianceBernstein Investment Research
                                                    and Management, Inc. ("ABIRM"),** with
                                                    which he has been associated since
                                                    prior to 1999.

Vincent S. Noto, 39       Controller                Vice President of AGIS,** with which
                                                    he has been associated since prior to
                                                    1999.

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your +financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                               AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------------------------------------------
  Wealth Strategies Funds
--------------------------------------------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

--------------------------------------------------------------------------------
  Blended Style Series
--------------------------------------------------------------------------------
  U.S. Large Cap Portfolio

--------------------------------------------------------------------------------
  Growth Funds
--------------------------------------------------------------------------------

  Domestic

  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund+
  Technology Fund

  Global & International

  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series

  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

--------------------------------------------------------------------------------
  Value Funds
--------------------------------------------------------------------------------

  Domestic

  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------
  Taxable Bond Funds
--------------------------------------------------------------------------------

  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
--------------------------------------------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
--------------------------------------------------------------------------------
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II

We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*     Formerly Growth Investors Fund.

**    Formerly Conservative Investors Fund.

+     Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 35

NOTES


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investments Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ACBVIDVFAR1103

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (a) (1)       Code of ethics that is subject to the disclosure of
                          Item 2 hereof

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

By:       /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   January 29, 2004